Stock Issuances (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Preferred Stock Issuances
Number of shares of Preferred Stock issued during the period	0	0	51
Purchase price of Series B Convertible Preferred stock (Per share)			$ 1.00
Common Stock Issuances
Number of shares of Common Stock issued under the 2011 and 2014 Agreement to Southridge during the period			6,544,987
Number of shares of Common Stock issued under the 2014 Agreement to Southridge during the period		594,318
Company received cash proceeds from shares of Common Stock issued under the 2011 and 2014 Agreement to Southridge during the period			$ 750,000
Company received cash proceeds from shares of Common Stock issued under the 2014 Agreement to Southridge during the period		$ 50,000
Company issued shares of restricted common stock, as provided for in two loan agreements entered into in February 2015		400,000
The relative fair value of the restricted common stock issued pursuant to the two loan agreements		$ 21,211
Company issued shares of restricted common stock provided for in a working capital loan entered into in April 2015		3,000,000
The relative fair value of the restricted common stock issued pursuant to the working capital loan		$ 98,349
Shares of restricted common stock issued to a creditor for carrying a significant balance		500,000
Market value of shares issued to creditor classified as non-cash financing costs		$ 67,550
Issued shares of S-8 common stock as consideration for a commitment consulting fee		2,000,000
Market value of shares of S-8 common stock issued as consideration for a commitment consulting fee		$ 170,000
Issued shares of restricted common stock in connection with a conversion accrued compensation		849,805
Value of shares of restricted common stock issued in connection with a conversion accrued compensation		$ 53,534
Issued shares of common stock for non-employee consulting services			350,000
Value of shares of common stock issued for non-employee consulting services			$ 49,625
Issued shares of common stock upon the exercise of non-statutory stock options			100,000
Value of shares of common stock issued upon the exercise of non-statutory stock options			$ 21,500
Issued shares of common stock to four accredited investors			1,954,545
Value of shares of common stock issued to four accredited investors			$ 215,000
Issued shares of common stock in connection with financing the acquisition of heavy mining equipment			2,500,000
Value of shares of common stock issued in connection with financing the acquisition of heavy mining equipment			$ 222,222
Issued shares of common stock under the processing agreement which is included as stock issued for services			4,000,000
Value of shares of common stock issued under the processing agreement which is included as stock issued for services			$ 800,000
Issued shares of restricted common stock for accrued compensation to an officer	700,000
Issued shares of S-8 common stock for accrued compensation to an officer	963,186
Market value of shares issued for accrued compensation to an officer	$ 102,849
Issued shares of S-8 common stock as consideration for accrued legal services	2,147,273
Market value of shares of S-8 common stock issued as consideration for accrued legal services	$ 113,805
Issued shares of S-8 common stock to contract miners	11,200,000
Market value of shares of S-8 common stock issued as consideration to contract miners	$ 704,600
Payment for accrued mining cost	103,626
Payment for services	102,208
Payment for inventory	378,430
Prepayment for services	$ 120,337
Issued shares of restricted common stock to two investors for the retirement of notes payable	7,272,728
Market value of restricted common stock to two investors for the retirement of notes payable	$ 402,673